Summary of Fair Values of the Assets Acquired and the Liabilities Assumed Related to Acquisition of Healthcare Discoveries Inc (Detail) (Healthcare Discoveries Inc, USD $)
In Thousands, unless otherwise specified
Feb. 11, 2008
Healthcare Discoveries Inc
Business Acquisition [Line Items]
Property, plant and equipment	$ 327
Intangible assets	2,890
Goodwill	12,424
Cash and cash equivalents	5
Other current assets	575
Current liabilities	(1,951)
Purchase price	$ 14,270